UNITED STATES
         SECURITIES & EXCHANGE COMMISSION
              Washington, D.C.   20549

                FORM 13F
              FORM 13F COVER PAGE

Report for the Quarter Ended:     September 30, 1999

This Amendment adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         The Danforth Associates, Inc.
Address: One Hollis Street
         Suite 206
         Wellesley, MA   02482

13F File Number: 28-3656

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stuart Danforth
Title:   President
Phone:   800-443-4427
Signature, Place, and Date of Signing:

    Stuart Gould Danforth   Wellesley, MA   November 1, 1999

Report Type:

(X) 13F HOLDINGS REPORT


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                   FORM 13F SUMMARY PAGE

Report Summary:

Form 13F Information Table Entry Total: 39

Form 13F Information Table Value Total: $207,504,700

                        FORM 13F   INFORMATION TABLE
                                                  DISCRETION         AUTHORITY
   NAME OF ISSUER  TITLE OF CLASS   CUSIP        MARKET VALUE   SHARES     (A)
SOLE    MANAGER    (C) NONE
--------------------    -------------- ---------      ------------   -------
----------  -------     -------
ABBOTT LABS        COM       002824100 $5,618,300     153,139        X    1
   X

ALBERTSONS         COM       013104104 $1,049,200      26,521        X    1
   X

ALLIED SIGNAL      COM       019512102 $8,054,500     134,382        X    1
   X

AMERICAN INT'L GROUP    COM       026874107 $1,148,700      13,213        X
1
 X

AUTOMATIC DATA PROC.    COM       053015103 $4,791,400     107,371        X
1
 X

BANK OF NEW YORK   COM       064057102 $4,407,600     131,816        X    1
   X

CISCO SYSTEMS      COM       17275R102 $3,313,100      48,322        X    1
   X

CITIGROUP INC      COM       172967101 $4,783,000     108,704        X    1
   X

COLGATE PALMOLIVE  COM       194162103 $3,850,500      84,163        X    1
   X

DAYTON HUDSON      COM       239753106 $6,885,200     114,634        X    1
   X

FIRST DATA CORP.   COM       319963104 $1,162,200      26,489        X    1
   X

FANNIE MAE         COM       313586109 $7,280,600     116,141        X    1
   X

FLEET FINANCIAL         COM       338915100 $3,372,500      90,854        X
1
 X

GTE CORP.          COM       362320103 $8,476,800     110,267        X    1
   X

GANNETT CO.        COM       364730101 $5,794,400      83,749        X    1
   X

GENERAL ELECTRIC   COM       369604103      $10,238,800          86,358
X   1
  X

INTEL CORP         COM       458140100      $10,389,300    139,806        X
1
 X

IBM           COM       459200101 $4,361,100      36,042        X    1       X

INTERPUBLIC GROUP  COM       460690100 $9,429,800     229,297        X    1

X

LOWES COS.         COM       548661107       $7,803,600    160,073        X
1
 X

MEDTRONIC          COM       585055106 $8,896,500     250,166        X    1
   X

MERCK & CO         COM       589331107 $2,916,000      44,992        X    1
   X

MICROSOFT          COM       594918104 $3,803,800       42,002       X    1
   X

MOBIL OIL          COM       607059102 $6,823,600      67,728        X    1
   X

NORTEL NETWORKS         COM       656569100 $6,942,400     136,126        X
1
 X

PE BIOSYSTEMS      COM       714041100 $5,504,200      76,183        X    1
   X

PFIZER INC         COM       717081103       $7,614,700    212,256        X
1
 X

PITNEY BOWES       COM       724479100 $3,856,700      63,289        X    1
   X

PROCTER & GAMBLE   COM       742718109 $3,137,000      33,461        X    1
   X

STAPLES            COM       855030102         $888,200       40,720      X
1
 X

TEXAS INSTRUMENTS  COM       882508104 $5,160,200      62,738        X    1
   X

TEXTRON            COM       883203101 $7,402,300      95,668        X    1
   X

TIME WARNER        COM       887315109 $5,301,500      87,267        X    1
   X

TYCO INTERNATIONAL COM       902124106 $2,296,200      22,239        X    1
   X

UNITED TECHNOLOGIES     COM       913017109 $2,015,100      33,975        X
1
 X

WALGREEN CO.       COM       931422109       $8,543,500    336,691        X
1
 X

WARNER LAMBERT          COM       934488107 $8,525,900     128,451        X
1
 X

WELLS FARGO        COM       949746101 $1,461,200      36,875        X    1
   X

XEROX CORP         COM       984121103 $4,250,000      88,657        X    1
   X